Offerings	Aug. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common, par value $0.01 per share
Maximum Aggregate Offering Price	$ 14,015,953.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,935.60
Offering Note	The Registrant previously registered $500,000,000 in aggregate offering price of securities pursuant to the Registration Statement on Form S-3 (No. 333-275134) filed with the SEC on October 23, 2023 and declared effective on October 30, 2023 (the “2023 Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement $285,984,047 in aggregate offering price of securities that were initially registered under the 2023 Registration Statement and remain unsold (the “Unsold Securities”). The Registrant previously paid a filing fee of $27,070.35 with respect to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement). A filing fee of $1,935.60 with respect to the remaining $14,015,953 of securities registered hereunder is being paid herewith.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 285,984,047.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275134
Carry Forward Initial Effective Date	Oct. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 27,070.35
Offering Note	See Note 1.